Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net loss	$ (6,315,385)	$ (8,770,044)	$ (354,111)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	980,202	1,398,862	1,702,331
Impairment of inventories	24,116	564,020	133,218
Provision for bad debts (reversal of provision)	195,958	157,765	(116,846)
Impairment of PPE	128,017
Loss (gain) on disposal of property, plant and equipment	305,523	(88,241)	(1,949)
Changes in operating assets and liabilities:
Deferred tax assets	166,073	67,808	(106,103)
Accounts receivable	2,240,000	688,284	6,690,275
Prepayments, other receivables and other assets	(283,604)	(58,196)	(476,360)
Inventories	2,189,216	1,284,158	3,408,444
Prepaid tax	160,504	(264,989)
Right-of-use assets	312,426	(419,957)	777,309
Lease obligation	(255,814)	501,745	(683,205)
Accounts payable	(99,359)	250,488	(1,586,850)
Other payables and accrued liabilities	(1,624,132)	1,248,316	(226,444)
Tax payable	211,520	(6,352)	(342,621)
Related party balances – trade nature	(54,650)	(659,678)	(707,311)
Net Cash (Used in) Provided by Operating Activities	(1,719,389)	(4,106,011)	8,109,777
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(2,023,740)	(2,376,967)	(186,565)
Prepayment land cost	183,460
Proceeds from disposal of property, plant and equipment	289,170	162,902
Purchase of intangible assets	(3,194)	(29,458)	(29,955)
Net Cash (Used in) by Investing Activities	(1,554,304)	(2,243,523)	(216,520)
Cash Flows from Financing Activities:
Net proceeds from issuance of ordinary shares			4,227,000
Repayment of bank borrowings	(10,962,402)	(22,049,203)	(18,662,822)
Proceeds from bank borrowings	11,522,309	14,188,856	16,235,091
Net Cash Provided by (Used in) Financing Activities	559,907	(7,860,347)	1,799,269
Effect of Exchange Rate Changes on Cash and Cash Equivalents	144,263	(20,158)	(1,563,355)
Net (Decrease) Increase in Cash and Cash Equivalents	(2,569,523)	(14,230,038)	8,129,171
Cash, Cash Equivalents and Restricted Cash - Beginning of Year	13,346,584	27,576,622	19,447,451
Cash, Cash Equivalents and Restricted Cash - End of Year	10,777,061	13,346,584	27,576,622
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	(344,757)	(850,614)	(684,358)
Cash returned (paid) for income taxes	97,428	(593,569)	(614,026)
Supplemental significant non-cash financing activities:
Waiver of amounts due to shareholders
Recapitalization - transfer out of retained earnings
Recapitalization - transfer into additional paid in capital
Prepaid offering costs net off with additional paid-in capital			$ 515,952